PROVISION FOR INCOME TAXES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net operating loss carryforward	$ 3,225,628	$ 832,590
Total deferred tax assets	677,382	174,840
Valuation allowance	(677,382)	(174,840)
Deferred tax asset, net of valuation allowance